Schedule of fair value and allocation between share capital and contributed surplus (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Balance at beginning (in shares)	13,069,567	195,647
Opening balance	$ 86,606,375	$ 54,994,088
Issue of share capital (in shares)	15,149	12,860,587
Issue of share capital	$ 47,796	$ 31,364,312
Convertible Debenture		$ (142,571)
Debenture conversion in share capital (in shares)		13,333
Debenture conversion in share capital		$ 390,546
Issue of warrants
Balance at ending (in shares)	13,084,716	13,069,567
Closing balance	$ 86,654,171	$ 86,606,375